INTANGIBLE ASSETS, NET- Estimated aggregate amortization expense (Details) - Dec. 31, 2023	CNY (¥)	USD ($)
GOODWILL
2024	¥ 5,134,456	$ 723,173
2025	2,409,138	339,320
2026	1,977,189	278,481
2027	1,608,595	226,566
2028	1,200,812	169,131
Thereafter	¥ 1,971,502	$ 277,680